Net Income Per Unit - Basic and Diluted (Table) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Numerators
Partnership’s net income	$ 17,440	$ 45,567
Less:
General Partner’s interest in Partnership’s net income	297	789
Partnership’s net income allocable to unvested units	423	1,043
Common unit holders’ interest in Partnership’s net income	$ 16,720	$ 43,735
Denominators
Weighted Average Number of Shares Outstanding, Diluted	19,639,212	19,316,608
Weighted Average Number of Shares Outstanding, Basic	19,639,212	19,316,608
Net income per common unit:
Earnings Per Share, Diluted	$ 0.85	$ 2.26
Earnings Per Share, Basic	$ 0.85	$ 2.26